OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of other current liabilities
	As of December 31,
	2 0 2 5	2 0 2 4

Accrued salaries and fringe benefits	47,274	41,024
Accrued warranty costs (See B below)	13,992	11,238
Governmental institutions	39,148	14,282
Governments grants payables	1,116	1,230
Other	656	259
	102,186	68,033

Schedule of accrued warranty costs
	As of December 31,
	2 0 2 5	2 0 2 4

Other current liabilities	13,992	11,238
Other long-term liabilities	577	564
	14,569	11,802

Schedule of changes in the product warranty accrual
	As of December 31,
	2 0 2 5	2 0 2 4

Balance as of beginning of year	11,802	8,523
Services provided under warranty	(19,308)	(14,437)
Changes in provision	22,075	17,716
Balance as of end of year	14,569	11,802